Related Parties Balances and Transactions (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transactions with Related Parties [Abstract]
Salary fees	$ 1,932	$ 1,140	$ 257
Directors consultancy fees	310	310	29
Share based payment expense (refer to Note 9)	2,503	4,569	1,707
Transactions with related parties, total	4,745	6,019	1,993
(1) Number of related parties	5	3	3
(2) Number of directors	$ 5	$ 5	$ 4